Stock-Based Compensation (Tables)	12 Months Ended
May. 02, 2015
Weighted Average Assumptions Relating to Valuation of Stock Options

The weighted average assumptions relating to the valuation of the Company’s stock options for fiscal year 2013 are shown below. No stock options were granted during fiscal 2015 or fiscal 2014.

Fiscal Year	2013
Weighted average fair value of grants	$7.80
Volatility	86.13%
Risk-free interest rate	0.67%
Expected life	5 years
Expected dividend yield	0.00%

Summary of Stock Option Activity

The following table presents a summary of the Company’s stock option activity:

	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Balance, April 28, 2012	3,860	$18.76	5.70 years	$574
Granted	515	11.64
Exercised	(279)	12.20
Forfeited	(720)	20.19

Balance, April 27, 2013	3,376	$17.91	6.24 years	$7,331
Granted	0	0.00
Exercised	(66)	15.71
Forfeited	(2,272)	16.95

Balance, May 3, 2014	1,039	$20.14	4.53 years	$725
Granted	0	0.00
Exercised	(83)	15.47
Forfeited	(501)	24.12

Balance, May 2, 2015	455	$16.62	6.27 years	$3,114

Vested and expected to vest in the future at May 2, 2015	438	$16.69	6.25 years	$2,984
Exercisable at May 2, 2015	196	$18.14	5.86 years	$1,245
Available for grant at May 2, 2015	4,327

Restricted Stock
Summary of Other Than Option Award Activity

The following table presents a summary of the Company’s restricted stock activity:

	Number of Shares (in thousands)	Weighted Average Grant Date Fair Value
Balance, April 28, 2012	1,384	$19.68
Granted	60	11.52
Vested	(866)	20.49
Forfeited	(293)	19.24

Balance, April 27, 2013	285	$15.91
Granted	61	13.81
Vested	(194)	16.15
Forfeited	(53)	16.02

Balance, May 3, 2014	99	$14.09
Granted	43	22.24
Vested	(96)	14.10
Forfeited	(3)	13.46

Balance, May 2, 2015	43	$22.24

Restricted Stock Units (RSUs)
Summary of Other Than Option Award Activity

The following table presents a summary of the Company’s restricted stock unit activity:

	Number of Shares (in thousands)	Weighted Average Grant Date Fair Value
Balance, April 28, 2012	964	$16.63
Granted	1,029	16.29
Vested	(13)	15.31
Forfeited	(102)	18.01

Balance, April 27, 2013	1,878	$16.38
Granted	2,469	15.12
Vested	(497)	16.76
Forfeited	(723)	17.13

Balance, May 3, 2014	3,127	$15.15
Granted	291	19.40
Vested	(1,054)	15.19
Forfeited	(309)	15.94

Balance, May 2, 2015	2,055	$15.62